UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                      ----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner     New York, New York     5/15/13
-----------------------------     ------------------     -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------
Form 13F Information Table Entry Total:        80
                                               -------------
Form 13F Information Table Value Total:        $63,579
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number      Name
   ---      --------------------   ----------------------------
    1             28-7384             Nathaniel Bohrer
   ---      --------------------   ----------------------------
    2             28-7750             Marjorie Gochberg Kellner
   ---      --------------------   ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                     Voting
                                                                                                                    Authority
                                                             Value    Shares/   Sh/  Put/   Invstmt   Other
Security                         Title of class    CUSIP    (x$1000)  Prn Amt   Prn  Call   Dscretn  Managers   Sole    Shared  None
-----------------------------    --------------  ---------  --------  --------  ---  ----   -------  --------   ----    ------  ----
Acme Packet Inc                      COM          004764106    1,608    55,000   SH         Other     1 2 3             55,000
Ameristar Casinos Inc                COM          03070Q101    1,201    45,800   SH         Other     1 2 3             45,800
Anheuser Busch                  SPONSORED ADR     03524a108    2,439    24,500   SH         Other     1 2 3             24,500
AO Smith Corp                        COM          831865209      257     3,500   SH         Other     1 2 3              3,500
Apple Inc                            COM          037833100      221       500   SH         Other     1 2 3                500
Arbitron Inc                         COM          03875q108      586    12,500   SH         Other     1 2 3             12,500
Aurizon Mines Ltd(can)               COM          003866220      701   160,000   SH         Other     1 2 3            160,000
Barnes & Noble Inc.                  COM          067774109      362    22,000   SH         Other     1 2 3             22,000
CenturyLink Inc                      COM          156700106      441    12,540   SH         Other     1 2 3             12,540
Chicago Bridge and Iron        N Y REGISTRY SH    167250109      248     4,000   SH         Other     1 2 3              4,000
Chico's Fas                          COM          168615102      353    21,000   SH         Other     1 2 3             21,000
Clearwire Corp New                   CL A         18538q105      518   160,000   SH         Other     1 2 3            160,000
Common Wealth Reit              COM SH BEN INT    203233101    1,234    55,000   SH         Other     1 2 3             55,000
Constellation Brands                 CL A         21036p108    2,906    61,000   SH         Other     1 2 3             61,000
Constellation Brands                 PUT          21036P958      238     5,000   SH   PUT   Other     1 2 3              5,000
Constellation Brands                 CALL         21036P908      762    16,000   SH  CALL   Other     1 2 3             16,000
Coventry Health Care Inc             COM          222862104    2,069    44,000   SH         Other     1 2 3             44,000
Crexus Investment Corp               COM          226553105      352    27,000   SH         Other     1 2 3             27,000
Cymer Inc                            COM          232572107    1,779    18,500   SH         Other     1 2 3             18,500
Dell                                 COM          24702R101      717    50,000   SH         Other     1 2 3             50,000
Dell                                 PUT          24702R951      430    30,000   SH   PUT   Other     1 2 3             30,000
Digitalglobe Inc                   COM NEW        25389M877      456    15,771   SH         Other     1 2 3             15,771
Duff & Phelps Corp New               CL A         26433b107    2,299   148,237   SH         Other     1 2 3            148,237
Ebay Inc                             COM          278642103      271     5,000   SH         Other     1 2 3              5,000
Edac Technologies Corp               COM          279285100      278    15,000   SH         Other     1 2 3             15,000
Elan                                 ADR          284131208    1,003    85,000   SH         Other     1 2 3             85,000
Elan                                 PUT          284131958      236    20,000   SH         Other     1 2 3             20,000
Endo Health Solutions                COM          29264F205      308    10,000   SH         Other     1 2 3             10,000
Endo Health Solutions                PUT          29264F955      308    10,000   SH         Other     1 2 3             10,000
Energysolutions Inc                  COM          292756202      150    40,000   SH         Other     1 2 3             40,000
Equal Energy Ltd                     COM          29390q109       95    25,000   SH         Other     1 2 3             25,000
Ferro Corp                           COM          315405100      101    15,000   SH         Other     1 2 3             15,000
Foot Locker Inc                      COM          344849104      822    24,000   SH         Other     1 2 3             24,000
Gap Stores                           COM          364760108      354    10,000   SH         Other     1 2 3             10,000
Gardner Denver Inc                   COM          365558105      939    12,500   SH         Other     1 2 3             12,500
General Growth Prop.                 COM          370023103      262    13,200   SH         Other     1 2 3             13,200
Halcon Resources Corp              COM NEW        40537Q209       86    11,000   SH         Other     1 2 3             11,000
Harris Teeter Supermarkets           COM          414585109    2,089    48,900   SH         Other     1 2 3             48,900
Heinz                                COM          423074103    2,024    28,000   SH         Other     1 2 3             28,000
Hertz Global Holdings Inc            COM          42805T105      280    12,600   SH         Other     1 2 3             12,600
HESS Corp                            COM          42809H107      358     5,000   SH         Other     1 2 3              5,000
Kayak Software Corp                  CL A         486577109    1,399    35,000   SH         Other     1 2 3             35,000
Knight Cap Group Inc               CL A COM       499005106       37    10,000   SH         Other     1 2 3             10,000
K-Swiss Inc                          CL A         482686102      190    40,000   SH         Other     1 2 3             40,000
Life Technologies Corp               COM          53217V109      905    14,000   SH         Other     1 2 3             14,000
Life Technologies Corp               PUT          53217V959      646    10,000   SH         Other     1 2 3             10,000
Mcmoran Exploration                  COM          582411104      731    44,725   SH         Other     1 2 3             44,725
Merge Healthcare Inc                 COM          589499102      239    82,800   SH         Other     1 2 3             82,800
Metals USA Holdings                  COM          59132A104      620    30,000   SH         Other     1 2 3             30,000
MetroPCS Communications Inc          COM          591708102      877    80,500   SH         Other     1 2 3             80,500
Netspend Holdings                    COM          64118v106      874    55,000   SH         Other     1 2 3             55,000
NYSE Euronext                        COM          629491101    3,999   103,500   SH         Other     1 2 3            103,500
Obagi Medical Products               COM          67423R108      593    30,000   SH         Other     1 2 3             30,000
Office Depot                         COM          676220106      197    50,000   SH         Other     1 2 3             50,000
Officemax Ind Del                    COM         6vn7622P101     755    65,000   SH         Other     1 2 3             65,000
Pepsico Inc                          COM          713448108      791    10,000   SH         Other     1 2 3             10,000
Pervasive Software Inc               COM          715710109      138    15,100   SH         Other     1 2 3             15,100
Plains Exploration & Production      COM          726505100    1,695    35,706   SH         Other     1 2 3             35,706
Polyone Corp                         COM          73179p106      373    15,300   SH         Other     1 2 3             15,300
Protalix Biotherapeutics             COM          74365A101       82    15,000   SH         Other     1 2 3             15,000
Ryland Group                         COM          783764103      832    20,000   SH         Other     1 2 3             20,000
SPDR S&P 500 ETF TR                TR UNIT        78462F103      627     4,000   SH         Other     1 2 3              4,000
SPDR S&P 500 ETF TR                  PUT          78462F953    1,958    12,500   SH         Other     1 2 3             12,500
S&W Seed Co                          COM          785135104      381    36,247   SH         Other     1 2 3             36,247
Sandridge Energy Inc                 COM          80007P307       53    10,000   SH         Other     1 2 3             10,000
Sauer-Danfoss Inc                    COM          804137107      578     9,900   SH         Other     1 2 3              9,900
Seacube Container Leasing            SHS          g79978105      212     9,223   SH         Other     1 2 3              9,223
Spdr Gold Trust                    GOLD SHS       78463V107      309     2,000   SH         Other     1 2 3              2,000
Sprint Nextel Corp                COM SER 1       852061100      435    70,000   SH         Other     1 2 3             70,000
Sprint Nextel Corp                   PUTS         852061950      404    65,000   SH         Other     1 2 3             65,000
Stage Stores Inc                   COM NEW        85254C305      634    24,500   SH         Other     1 2 3             24,500
Susser Holdings Corp                 COM          869233106      716    14,000   SH         Other     1 2 3             14,000
Target corp                          COM          87612E106    1,301    19,000   SH         Other     1 2 3             19,000
The Bancorp                          COM          05969a105    1,287    92,900   SH         Other     1 2 3             92,900
Tile Shop Hldgs Inc                  COM          88677q109      368    17,500   SH         Other     1 2 3             17,500
Tractor Supply Company               COM          892356106      521     5,000   SH         Other     1 2 3              5,000
Tumi Holding Inc                     COM          89969q104      366    17,500   SH         Other     1 2 3             17,500
Virgin Media Inc                     COM          92769l101    4,353    88,900   SH         Other     1 2 3             88,900
Wal Mart Stores Inc                  COM          931142103      524     7,000   SH         Other     1 2 3              7,000
WMS Industries                       COM          929297109      441    17,500   SH         Other     1 2 3             17,500